Leases - Summary of Movements in Right of Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 2,653	$ 2,708
Additions	1,111	870
Remeasurements of index-linked freight contracts	340	(210)
Depreciation expensed during the period	(1,036)	(717)	$ (717)
Impairments for the year	(29)	0
Transfers and other movements	(9)	2
At the end of the financial year	3,030	2,653	2,708
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	5,454
At the end of the financial year	6,520	5,454
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,801)
At the end of the financial year	(3,490)	(2,801)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	439	490
Additions	87	26
Remeasurements of index-linked freight contracts	0	0
Depreciation expensed during the period	(75)	(75)
Impairments for the year	0	0
Transfers and other movements	0	(2)
At the end of the financial year	451	439	490
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	764
At the end of the financial year	838	764
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(325)
At the end of the financial year	(387)	(325)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	2,214	2,218
Additions	1,024	844
Remeasurements of index-linked freight contracts	340	(210)
Depreciation expensed during the period	(961)	(642)
Impairments for the year	(29)	0
Transfers and other movements	(9)	4
At the end of the financial year	2,579	2,214	$ 2,218
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,690
At the end of the financial year	5,682	4,690
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,476)
At the end of the financial year	$ (3,103)	$ (2,476)